Securitizations and Variable Interest Entities, Cash Flow Securitizations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Securitizations and Variable Interest Entities Textual [Abstract]
Amount paid to third party investors to settle repurchase liabilities	$ 19	$ 78	$ 1,300
Amount paid to repurchase loans from securitization vehicles	11,300	13,800	15,800
Net gain from sale of asset securitization	506	288	149
Residential Mortgage [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Amount transferred related to mortgages to unconsolidated VIE	186,600	155,800	343,900
Mortgage loans [Member]
Cash Flow Securitizations [Abstract]
Proceeds from securitizations and whole loan sales	202,335	164,331	357,807
Fees from servicing rights retained	3,675	4,062	4,240
Cash flows from other interests held	1,297	1,417	2,284
Servicing advances, net of repayments	(764)	(170)	(34)
Other financial assets [Member]
Cash Flow Securitizations [Abstract]
Proceeds from securitizations and whole loan sales	531	0	0
Fees from servicing rights retained	5	8	10
Cash flows from other interests held	38	75	93
Servicing advances, net of repayments	0	0	0
Commercial Loan [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Net gain from sale of asset securitization	338	198	152
Amount transferred related to mortgages to unconsolidated VIE	17,300	10,300	5,600
Fair Value, Inputs, Level 3 [Member] | Residential Mortgage [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Amount of servicing asset at fair value	1,600	1,200	3,500
Amount of liability for repurchase reserves at fair value	43	44	143
Fair Value, Inputs, Level 3 [Member] | Commercial Loan [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Amount of servicing asset at fair value	180	99	20
Fair Value, Inputs, Level 2 [Member] | Residential Mortgage [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Securities, at fair value	1,900	751
Fair Value, Inputs, Level 2 [Member] | Commercial Loan [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Securities, at fair value	241	100	54
Non-agency securitizations and whole loan transactions [Member] | Mortgage loans [Member]
Cash Flow Securitizations [Abstract]
Repurchases of assets/loss reimbursements	14	6	18
Non-agency securitizations and whole loan transactions [Member] | Other financial assets [Member]
Cash Flow Securitizations [Abstract]
Repurchases of assets/loss reimbursements	0	0	0
Agency securitizations | Mortgage loans [Member]
Cash Flow Securitizations [Abstract]
Repurchases of assets/loss reimbursements	300	316	1,079
Agency securitizations | Other financial assets [Member]
Cash Flow Securitizations [Abstract]
Repurchases of assets/loss reimbursements	$ 0	$ 0	$ 0